Borrowings - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Covenant compliance	As of June 30, 2017, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.
Navios Containers
Debt Instrument [Line Items]
Covenant compliance	As of June 30, 2017, Navios Containers was in compliance with all of the covenants under each of its credit facilities.
New Term Loan B Facility | Minimum
Debt Instrument [Line Items]
Loan to value ratio	80.00%
New Term Loan B Facility | Maximum
Debt Instrument [Line Items]
Loan to value ratio	100.00%
July 2012 Credit Facility and June 2017 Credit Facility
Debt Instrument [Line Items]
Minimum net worth required for compliance	$ 135,000
Minimum free consolidated liquidity per vessel	$ 650
July 2012 Credit Facility and June 2017 Credit Facility | Minimum
Debt Instrument [Line Items]
Ratio of EBITDA to interest expense	200.00%
Security cover ratio	130.00%
July 2012 Credit Facility and June 2017 Credit Facility | Minimum | Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings	15.00%
July 2012 Credit Facility and June 2017 Credit Facility | Maximum
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	0.75
Security cover ratio	140.00%